Document And Entity Information	May 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2026
Entity Registrant Name	Maze Therapeutics, Inc.
Entity Central Index Key	0001842295
Entity Emerging Growth Company	true
Entity File Number	001-42490
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2635018
Entity Address, Address Line One	171 Oyster Point Blvd., Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	850-5070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock - par value $0.001 per share
Trading Symbol	MAZE
Security Exchange Name	NASDAQ